Funding debts - Outstanding funding debts (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Short-term:
Short-term funding debts	$ 43,123	¥ 300,212	¥ 694,978
Long-term:
Long-term funding debts	$ 3,088	21,498	21,498
Loan payables to individual investors via Jimu Box and other financial partners
Short-term:
Short-term funding debts		8,893	332,746
Loan payable to individual investors via financial partners
Long-term:
Long-term funding debts		21,498	21,498
Loan payables to investors of consolidated trusts
Short-term:
Short-term funding debts		291,319	240,444
Loan payable to a shareholder
Short-term:
Short-term funding debts		¥ 0	¥ 121,788